Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance		$ 1,166	[1]	$ 1,779
Provision	[2]	811		170		$ 1,038
Utilization and other	[3]	(820)		(783)
Ending balance		1,157	[4]	1,166	[1]	1,779
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		1,114	[1]	1,685
Provision		489		68
Utilization and other	[3]	(495)		(639)
Ending balance		1,109	[4]	1,114	[1]	1,685
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		0	[1]	0
Provision		254		45
Utilization and other	[3]	(254)		(45)
Ending balance		0	[4]	0	[1]	0
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		52	[1]	94
Provision		68		58
Utilization and other	[3]	(71)		(100)
Ending balance		$ 48	[4]	$ 52	[1]	$ 94

[1]	Included in Other current liabilities ($735 million) and Other noncurrent liabilities ($431 million).
[2]	In 2015, Employee terminations represent the expected reduction of the workforce by approximately 3,900 employees, mainly in sales, corporate and research. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•Global Innovative Pharmaceutical segment (GIP) ($39 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($45 million); the Global Established Pharmaceutical segment (GEP) ($402 million); Worldwide Research and Development and Medical (WRD/M) ($80 million); manufacturing operations ($80 million); and Corporate ($164 million).The restructuring charges in 2014 are associated with the following:•GIP ($35 million); VOC ($28 million); GEP ($57 million); WRD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.The restructuring charges in 2013 are associated with the following:•Total operating segments ($496 million); WRD/M ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.In September 2015, in order to eliminate certain redundancies in our biosimilar drug products pipeline created as a result of the acquisition of Hospira, we opted to return rights to Celltrion Inc. and Celltrion Healthcare, Co., Ltd. (collectively, Celltrion) that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015 we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs. The recorded amounts for the assets acquired from Hospira are provisional and are subject to change. See Note 2A.
[3]	Includes adjustments for foreign currency translation.
[4]	Included in Other current liabilities ($776 million) and Other noncurrent liabilities ($381 million).